Unaudited Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents (Note 3)	$ 124,449	$ 14,490
Restricted cash (Notes 2, 3)	762	726
Trade accounts receivable, net of allowance for doubtful receivables of $96 and $220 at December 31, 2017 and June 30, 2018, respectively (Note 16)	15,942	14,526
Due from related parties (Note 4)	20,089	16,914
Vessels held for sale (Note 7)	16,226	0
Prepayments and advances	1,172	1,125
Other current assets (Note 5)	10,222	12,279
Total current assets	188,862	60,060
FIXED ASSETS, NET:
Advances for vessels under construction and related costs (Note 6)	0	31,898
Vessels, net (Note 7)	887,094	749,088
Total fixed assets, net	887,094	780,986
OTHER NON-CURRENT ASSETS:
Investment in affiliate (Notes 10, 12)	34,000	34,000
Restricted cash (Notes 2, 3)	15,030	15,010
Other non-current assets (Note 9)	71	44,869
Total other non-current assets	49,101	93,879
Total assets	1,125,057	934,925
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred finance costs (Note 11)	36,489	11,635
Accounts payable and other current liabilities	2,508	5,225
Accrued liabilities (Note 4)	4,460	4,758
Due to related parties (Note 4)	985	72
Deferred revenue (Note 16)	0	865
Total current liabilities	44,442	22,555
NON-CURRENT LIABILITIES
Long-term debt, net of deferred finance costs (Note 11)	396,846	133,703
Due to related parties (Notes 4, 11)	0	71,631
Total non-current liabilities	396,846	205,334
COMMITMENTS AND CONTINGENCIES (Note 15)
STOCKHOLDERS' EQUITY:
Preferred stock (Notes 1, 13)	0	0
Common stock, $0.01 par value; 1,000,000,000 shares authorized at December 31, 2017 and June 30, 2018; 104,274,708 and 98,708,916 shares issued and outstanding at December 31, 2017 and June 30, 2018, respectively (Notes 1, 13)	1,043	1,043
Treasury stock; 0 and 5,565,792 shares at December 31, 2017 and June 30, 2018, respectively (Notes 1, 13)	(23,280)	0
Additional paid-in capital (Note 13)	4,068,009	4,066,083
Accumulated deficit	(3,362,003)	(3,360,090)
Total equity	683,769	707,036
Total liabilities and stockholders' equity	$ 1,125,057	$ 934,925